Regulatory Matters (Reconciliation of GAAP Capital and Regulatory Capital) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2006
Regulatory Matters [Abstract]
GAAP Capital	$ 21,775	$ 20,318	$ 8,300
Pension liability, net of deferred taxes	1,063	909
Unrealized (gain) loss on securities available for sale, net of deferred taxes	121	719
Tier I and tangible capital	22,959	21,946
General valuation allowance	740	923
Total Regulatory Capital	$ 23,699	$ 22,869